UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	$500,000	$547,405

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	350,000	381,360

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	250,000	280,193

			1,208,958
Ohio (94.6%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25	AA	1,005,000	1,111,490

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	1,076,240

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AA	1,500,000	1,679,130
5s, 2/15/38	A1	1,500,000	1,615,380

Barberton, City School Dist. G.O. Bonds (School Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,564,876

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5s, 1/15/26	Aa2	1,000,000	1,096,420

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	2,000,000	1,600,340
5 3/8s, 6/1/24	B3	690,000	588,556

Cincinnati, G.O. Bonds, Ser. D, 4s, 12/1/32	Aa2	500,000	528,385

Cincinnati, City School Dist. COP (School Impt.), AGM, 5s, 12/15/28	AA	2,500,000	2,694,225

Cleveland, G.O. Bonds, Ser. A, AGO, 5s, 12/1/29	AA	2,000,000	2,159,800

Cleveland, Arpt. Syst. Rev. Bonds, Ser. C, AGM, 5s, 1/1/23	AA	1,500,000	1,632,450

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGO, 5s, 10/1/29	AA	1,000,000	1,103,720

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5 1/4s, 9/15/22	AA	1,630,000	1,925,682
5 1/4s, 9/15/22 (Escrowed to maturity)	AA	770,000	964,533

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	AA-	3,000,000	2,005,320

Cleveland, State U. Rev. Bonds, 5s, 6/1/37	A1	1,500,000	1,625,775

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B/P	720,000	722,837

Cleveland, Wtr. Rev. Bonds (2nd Lien)
Ser. X, 5s, 1/1/42	Aa1	1,000,000	1,113,900
Ser. A, 5s, 1/1/26	Aa2	500,000	580,635

Columbus G.O. Bonds, Ser. A, 5s, 2/15/25	Aaa	1,500,000	1,818,075

Columbus, G.O. Bonds, Ser. A, 5s, 8/15/24	Aaa	1,000,000	1,244,640

Columbus, Swr. VRDN, Ser. B, 0.03s, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, 5 1/4s, 2/1/29	Aa2	995,000	1,130,977
Ser. D, 5s, 8/1/32	Aa2	750,000	848,685
Ser. C, 5s, 8/1/25	Aa2	1,500,000	1,708,095

Cuyahoga Cnty., COP (Convention Hotel), 5s, 12/1/27	Aa3	1,250,000	1,450,600

Cuyahoga Cnty., G.O. Bonds (Cap. Impt.), Ser. A, 4s, 12/1/27	Aa1	1,000,000	1,070,020

Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	290,000	294,428

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.), SGI, 5s, 12/1/35	A1	500,000	532,495

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	590,000	599,576

Field, Local School Dist. G.O. Bonds (School Facs. Construction & Impt.), AMBAC
5s, 12/1/22 (Prerefunded 6/1/15)	BBB+/P	650,000	673,010
5s, 12/1/22 (Prerefunded 6/1/15)	BBB+/P	520,000	538,408

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB-	1,100,000	1,180,773

Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5s, 11/1/27	Aa2	815,000	970,160

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5 1/2s, 4/1/39	A	1,000,000	1,065,550

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	AA-	1,745,000	1,867,394

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.)
6 5/8s, 1/1/46	BBB	590,000	678,240
5s, 1/1/32	BBB	370,000	387,150

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A2	3,000,000	2,160,750
zero %, 12/1/22	A2	500,000	394,060

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,621,845

Hamilton, City School Dist. G.O. Bonds (School Impt.), AGM, 5s, 12/1/26	AA	2,000,000	2,168,160

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55s, 12/1/20	Aa3	1,800,000	2,076,858

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	700,000	773,633

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,115,000	1,196,919

Lakewood, City School Dist. G.O. Bonds
NATL, zero %, 12/1/17	Aa2	1,190,000	1,124,645
AGM, zero %, 12/1/16	Aa2	1,250,000	1,225,363

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5s, 10/1/37	AA	1,000,000	1,100,260

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H, AGO, 5s, 2/1/29	AA	2,000,000	2,176,680

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/30	A-	750,000	815,018

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB-	500,000	541,360

Lucas Cnty., Hlth. Care Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BB+	700,000	774,529

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	719,407

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), 5 1/4s, 5/15/17	A2	1,250,000	1,340,700

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6 1/4s, 10/1/33	A1	1,000,000	1,151,110

Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. C, 0.02s, 11/15/39	NR	1,100,000	1,100,000

Mount Healthy, City School Dist. G.O. Bonds (School Impt.), AGM, 5 1/4s, 12/1/22	A1	1,105,000	1,250,031

Napoleon, City Facs. Construction & Impt. School Dist. G.O. Bonds, 5s, 12/1/36	Aa3	500,000	547,610

New Albany, Plain Local School Dist. G.O. Bonds (School Impt.), 4s, 12/1/29	Aa1	1,410,000	1,503,737

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., 5s, 11/1/28	Aaa	745,000	795,437

OH State G.O. Bonds
(Hwy. Cap. Impts.), Ser. Q, 5s, 5/1/27	AAA	1,500,000	1,759,845
Ser. R, 5s, 5/1/24	AAA	1,000,000	1,246,350
(Infrastructure Impt.), Ser. B, 5s, 8/1/23	Aa1	1,250,000	1,544,238
(Common Schools), Ser. A, 4s, 9/15/16	Aa1	1,000,000	1,074,000

OH State Rev. Bonds
Ser. A, U.S. Govt. Coll., 5s, 10/1/22 (Prerefunded 4/1/18)	AA-	3,090,000	3,564,222
(Revitalization), Ser. A, AMBAC, U.S. Govt. Coll., 5s, 4/1/19 (Prerefunded 4/1/16)	AA-	1,750,000	1,880,865

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	1,000,000	1,088,470

OH State Air Quality Dev. Auth. Rev. Bonds
(Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,101,310
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	563,355

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95s, 11/1/32	Baa3	300,000	304,707

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,201,120
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,004,640
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,352,544
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,118,700

OH State Higher Edl. Fac. Comm. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A	2,000,000	2,047,920
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	1,083,010
(Kenyon College), 5s, 7/1/44	A1	2,000,000	2,132,860
(Xavier U.), 5s, 5/1/40	A3	750,000	803,678
(Oberlin Coll.), 5s, 10/1/31	Aa2	650,000	749,808
(Cleveland Clinic Hlth.), 5s, 1/1/31	Aa2	1,500,000	1,703,295

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.03s, 1/1/43	VMIG1	1,710,000	1,710,000

OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.), Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s, 9/1/33	Aaa	75,000	75,352

OH State Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15	A2	1,700,000	1,773,627

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	350,000	403,295
5s, 2/15/48	A1	1,250,000	1,372,650

OH State U. Rev. Bonds (Gen. Receipts Special Purpose), Ser. A, 5s, 6/1/38	Aa2	1,000,000	1,125,710

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	750,000	794,520

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds (Loan Fund Wtr. Quality), Ser. B-1, 5s, 12/1/17	Aaa	1,500,000	1,712,595

OH U. Gen. Recipients Athens Rev. Bonds, 5s, 12/1/42	Aa3	500,000	548,320

Penta Career Ctr. COP, 5s, 4/1/20	Aa3	1,500,000	1,717,515

Princeton, City School Dist. G.O. Bonds, 5s, 12/1/36	AA	500,000	579,940

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A1	1,930,000	2,116,863

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	364,407

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	1,250,000	1,357,575

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	Aa2	2,000,000	2,161,180

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5s, 10/1/30	A3	500,000	511,380

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGO, 5s, 12/1/27	AA	1,500,000	1,645,560

Tallmadge, City School Dist. G.O. Bonds (School Fac.), AGM, 5s, 12/1/26 (Prerefunded 6/1/15)	AA	1,410,000	1,460,450

Toledo, City School Facs Impt. Dist. G.O. Bonds, 5s, 12/1/26	Aa2	1,000,000	1,183,370

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa2	1,900,000	2,386,020

U. of Akron Rev. Bonds, Ser. A, 5s, 1/1/28	A1	1,000,000	1,154,550

U. of Cincinnati Rev. Bonds
Ser. F, 5s, 6/1/34	Aa3	1,500,000	1,684,980
Ser. A, 5s, 6/1/31	Aa3	500,000	571,945
Ser. A, 5s, 6/1/30	Aa3	1,000,000	1,148,380

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), Ser. A, 5 3/4s, 7/1/33	A	500,000	558,970

Westerville, G.O. Bonds
AMBAC, 5s, 12/1/26	Aaa	105,000	117,932
AMBAC, U.S. Govt Coll., 5s, 12/1/26 (Prerefunded 12/1/17)	Aaa	1,215,000	1,386,777

Westlake, Rev. Bonds (American Greetings-Crocker Park Pub. Impt.), 5s, 12/1/33	Aa1	1,000,000	1,150,430

Woodridge, School Dist. G.O. Bonds, AMBAC, 6.8s, 12/1/14	Aa2	510,000	518,242

Youngstown State U. Rev. Bonds
AGO, 5 1/4s, 12/15/29	AA	500,000	551,140
5s, 12/15/25	A+	500,000	563,205

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	244,475
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	227,806
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	205,581
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	200,025
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	177,800
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	172,244

			136,395,830
Puerto Rico (1.4%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 3/8s, 5/15/33	BBB	400,000	401,340

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	BB	1,000,000	810,240

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. C, 5 1/4s, 8/1/41	BBB-	325,000	254,215
Ser. A, NATL, zero %, 8/1/43	AA-	3,000,000	480,120

			1,945,915
Texas (1.0%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.04s, 12/1/24	A-1+	1,500,000	1,500,000

			1,500,000
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	334,293
Ser. A-1, 5s, 10/1/39	Baa2	375,000	393,289
Ser. A, 5s, 10/1/25	Baa2	350,000	385,736

			1,113,318
TOTAL INVESTMENTS

Total investments (cost $133,078,814)(b)			$142,164,021

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $144,127,181.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $133,044,340, resulting in gross unrealized appreciation and depreciation of $9,750,566 and $630,885, respectively, or net unrealized appreciation of $9,119,681.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	25.7%
	Education	15.9
	Healthcare	15.7
	Utilities	11.3
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	12.5%

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$142,164,021	$—

Totals by level	$—	$142,164,021	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014